Income Tax (Tables)	3 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of net deferred tax asset
Deferred tax asset
Unrealized loss on securities	$2,723
Total deferred tax asset	2,723
Valuation allowance	—
Deferred tax asset, net of allowance	$2,723

Schedule of income tax provision
Federal
Current	$8,756
Deferred	(2,723)

State
Current	$—
Deferred	—
Change in valuation allowance	—
Income tax provision	$6,033

Schedule of reconciliation federal income tax rate
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Meals & entertainment	0.3%
Income tax provision	21.3%